Main items related to operating activities - Cash flow from operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Detail of interest, taxes and dividends
Interests paid	$ (2,883)	$ (2,292)	$ (1,886)
Interests received	1,431	655	284
Income tax paid	(12,688)	(14,486)	(4,508)
Dividends received	2,821	3,955	2,346
Detail of changes in working capital
Inventories	3,159	(3,805)	(5,903)
Accounts receivable	306	(3,272)	(6,788)
Other current assets	14,860	(3,523)	(21,026)
Accounts payable	572	5,313	12,073
Other creditors and accrued liabilities	(12,806)	6,478	21,028
NET AMOUNT, DECREASE (INCREASE)	6,091	1,191	(616)
Detail of changes in provisions and deferred taxes
Accruals	257	2,177	(467)
Deferred taxes	556	2,417	1,429
TOTAL	$ 813	$ 4,594	$ 962